INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX (BENEFITS)

Composition of income tax benefits for the periods presented are as follow:

	June 30, 2024	June 30, 2023
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Current income tax expenses (benefits)	-	-
Deferred income tax expenses (benefits)	-	-
Income tax expenses	-	-

SCHEDULE OF RECONCILIATIONS OF INCOME TAX EXPENSES (BENEFITS)

Reconciliations of the income tax expenses (benefits) computed by applying the PRC statutory income tax rate of 25% to the Company’s income tax expenses of the period presented are as follows:

	June 30, 2024	June 30, 2023
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Loss before income tax expenses	(31,523)	(57,591)
Income tax benefits computed at the PRC statutory income tax rate of 25%	(7,881)	(14,398)
Use of NOL	(98)	-
Effect of additional deduction for qualified R&D expenses	(269)	(779)
Effect of changes in asset value	332	584
Non-deductible expenses	48	84
Changes in valuation allowance and others	7,868	14,509
Income tax expenses	-	-

SCHEDULE OF DEFERRED TAX ASSETS (LIABILITIES)

The Company’s deferred tax assets (liabilities) consisted of the following components:

	June 30, 2024	December 31, 2023
	US$’000	US$’000
	(Unaudited)
Deferred tax assets
Net operating loss carryforwards	144,150	140,835
Accrued warranty	61	51
Accrued expenses	12,521	11,095
Investment loss	695	695
Inventory impairment	3,091	3,029
Fixed assets impairment provision	949	973
Bad debts	(4)	80
Accrued payroll	11,936	13,088
Subtotal	173,399	169,846

Fair value change of fixed assets	(9,804)	(10,321)
Fair value change of intangible assets	(3,626)	(3,763)
Total deferred tax liabilities	(13,430)	(14,084)

Net deferred tax assets	159,969	155,762
Less: valuation allowance	(159,969)	(155,762)
Deferred tax assets, net of valuation allowance	-	-